U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD

PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1. Name and address of issuer:

MML Series Investment Fund

1295 State Street

Springfield, MA 01111-0001

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

MML Conservative Allocation Fund

MML Balanced Allocation Fund

MML Moderate Allocation Fund

MML Growth Allocation Fund

MML Aggressive Allocation Fund

MML Equity Index Fund

MML Large Cap Value Fund

MML NASDAQ-100 Fund

MML Emerging Growth Fund

MML Small Cap Growth Equity Fund

MML Large Cap Growth Fund

MML Growth & Income Fund

MML Equity Income Fund

MML Small/Mid Cap Value Fund

MML Mid Cap Value Fund

MML Income & Growth Fund

MML Blue Chip Growth Fund

MML Small Cap Index Fund

MML Foreign Fund

MML Global Fund

MML Concentrated Growth Fund

MML Mid Cap Growth Fund

MML Asset Allocation Fund

MML American Funds Growth Fund

MML American Funds International Fund

MML American Funds Core Allocation Fund

MML Small Company Value Fund

MML PIMCO Total Return Fund

MML Fundamental Value Fund

MML Focused Equity Fund

MML Fundamental Growth Fund


3. Investment Company Act File Number: 811-02224
Securities Act File Number: 002-39334

4(a). Last day of fiscal year for which this Form is filed: December 31, 2012

4(b). [  ] Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuers fiscal year).
(See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST
BE PAID ON THE REGISTRATION FEE DUE.

4(c). [   ] Check box if this is the last time the
issuer will be filing this Form.

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$ 5,150,288.13

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$ 5,780,340.39

(iii) Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission:
$ 36,489,773.42

(iv) Total available redemption credits [add items
5(ii) and 5(iii)]:
$ 42,270,113.81

(v) Net sales -- if item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:
$ 0.00

(vi) Redemption credits available for use in future years
-- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:
$ 37,119,825.68

(vii) Multiplier for determining registration fee
(See Instruction C.9):
x 0.00013640

(viii) Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter 0 if no fee is due):
= $ 0.00

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __.

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuers fiscal year
(see Instruction D):
+ $ 0.00

8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]:
= $ 0.00

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

Method of Delivery:

[    ]  Wire Transfer

[    ]  Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Renee Hitchcock

Renee Hitchcock

Assistant Treasurer

Date: 03/14/2013

*Please print the name and title of the signing officer below the signature.